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                          INSTITUTIONAL CLASS SHARES OF

                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                       Supplement B dated March 31, 2006
       to the Statement of Additional Information dated February 28, 2006 as supplemented March 31, 2006


The following information is added after the last bullet point appearing under the heading "GENERAL INFORMATION ABOUT THE TRUST -- SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:


     "o  A I M Management Group Inc. and its affiliates."